Non-Current Liabilities - Governmental Liabilities on Grants Received	12 Months Ended
Dec. 31, 2022
Non-Current Liabilities - Governmental Liabilities on Grants Received [Abstract]
Non-current liabilities - Governmental liabilities on grants received

Note 19. Non-current liabilities - Governmental liabilities on grants received

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Governmental liabilities on grants received	6,084	5,175	4,133

Accounting policy for Government liabilities on grants received

The Company measured the value of its governmental liabilities on grants received, each period, based on discounted cash flows derived from Company’s future anticipated revenues.

The Company participates in programs sponsored by the Israeli Innovation Authority- Office of Chief Scientist (“OCS”), for the support of research and development projects. Several programs are subjected to royalties, while others are not (the company is committed to pay royalties for the R&D programs, while the research programs do not require repayment). In exchange for the Chief Scientist’s participation in the programs, the Company is required to pay royalties to the Chief Scientist at a rate between 3% and 3.5% of sales of developed products linked to U.S dollars, until repayment of 100% of the amount of grants received, plus annual interest at the LIBOR rate. The company is required to pay royalties, to the OCS, of sales to end customers of products developed with funds provided by the Chief Scientist, if and when such sales are recognized. The obligation to pay these royalties is contingent on actual sales of the products. Changes in the liability are recognized in research and development expenses. The exceptions of the Company to pay the grants are based on its estimation at the end of each year.